CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, ¥ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Net cash (used in)/generated from operating activities	$ (64,657)	$ 497	$ 219,258
Investing activities
Purchases of property, plant and equipment	(14,148)	(17,933)	(32,612)
Proceeds from disposal of property, plant and equipment	28
Refund of leasehold land deposit		1,278
Deposits in short-term investments	(2,742,210)	(1,848,808)	(1,627,875)
Proceeds from short-term investments	2,128,417	1,769,403	1,342,846
Acquisition of an intangible asset	(10,000)
Proceeds from divestment of subsidiaries			5,103
Cash disposed from divestment of subsidiaries			(8,093)
Net cash used in investing activities	(29,410)	(96,060)	(291,136)
Financing activities
Proceeds from issuances of ordinary shares	1,578	790	5,094
Purchases of treasury shares		(36,064)	(9,071)
Dividends paid to non-controlling shareholders of subsidiaries		(1,000)	(9,068)
Proceeds from bank borrowings	30,898	36,199	61,705
Repayment of bank borrowings	(24,640)	(30,592)
Net cash generated from/(used in) financing activities	7,836	(30,667)	48,660
Net decrease in cash and cash equivalents	(86,231)	(126,230)	(23,218)
Effect of exchange rate changes on cash and cash equivalents	3,603	(3,401)	(6,471)
Net decrease in cash and cash equivalents, including effect of exchange rate changes	(82,628)	(129,631)	(29,689)
Cash and cash equivalents
Cash and cash equivalents at beginning of year	153,958	283,589	313,278
Cash and cash equivalents at end of year	71,330	153,958	283,589
Supplemental disclosure for cash flow information
Cash paid for interest	2,518	2,509	421
Cash paid for tax, net of refunds	62,411	3,587	3,728
Supplemental disclosure for non-cash activities
(Decrease)/increase in accrued capital expenditures	(4,222)	(7,540)	5,713
Vesting of treasury shares for LTIP	15,442	$ 42,127	18,148
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Investing activities
Dividend and proceeds received from divestment	$ 608,503
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited
Investing activities
Dividend and proceeds received from divestment			$ 29,495